SCHEDULE OF EFFECTIVE INCOME TAX EXPENSES (Details) (Parenthetical)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
DisclosureofIncomeTaxLineItems [Line Items]
Statutory tax rate	4.20%	61.20%	12.70%	32.20%
COSTA RICA | Latam Logistic Properties SA [member]
DisclosureofIncomeTaxLineItems [Line Items]
Statutory tax rate					30.00%